UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  Four Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number: 28-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Manoj K. Pombra
Title: Chief Compliance Officer
Phone: 415/955-8122

Signature, Place, and Date of Signing:

/s/ Manoj K. Pombra            San Francisco, CA                    11/12/10
-------------------     ---------------------------------      -----------------
   [Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                  ----------------------------------------------

Form 13F Information Table Entry Total:  26
                                       -----------------------------------------

Form 13F Information Table Value Total:  $1,519
                                       -----------------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Column 1                  Column 2       Column 3   Column 4        Column 5        Column 6   Column 7          Column 8
--------------         --------------    --------  ---------  -------------------  ----------  --------  ---------------------------
                                                     VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS      CUSIP   (X$1,000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE       SHARED   NONE
--------------         --------------      -----   ---------  -------   ---  ----  ----------  --------  ----------    ------   ----
BAIDU INC              SPON ADR REP A    056752108  142,088  1,384,600  SH                     Sole      1,384,600
CHINA KANGHUI HLDGS    SPONSORED ADR     16890V100    6,270    442,500  SH                     Sole        442,500
CHINA LIFE INS CO LTD  SPON ADR REP H    16939P106    8,119    136,500  SH                     Sole        136,500
CHINA MOBILE LIMITED   SPONSORED ADR     16941M109  259,550  5,076,280  SH                     Sole      5,076,280
CHINA PETE & CHEM CORP SPON ADR H SHS    16941R108      480      5,440  SH                     Sole          5,440
CHUNGHWA TELECOM CO
  LTD                  SPON ADR NEW10    17133Q106   73,551  3,280,585  SH                     Sole      3,280,585
CNOOC LTD              SPONSORED ADR     126132109      884      4,550  SH                     Sole          4,550
COGNIZANT TECHNOLOGY
  SOLUTIO              CL A              192446102    3,030     47,000  SH                     Sole         47,000
CTRIP COM INTL LTD     AMERICAN DEP SHS  22943F100  188,047  3,938,153  SH                     Sole      3,938,153
HDFC BANK LTD          ADR REPS 3 SHS    40415F101   35,349    191,727  SH                     Sole        191,727
HSBC HLDGS PLC         SPON ADR NEW      404280406  129,385  2,557,528  SH                     Sole      2,557,528
ICICI BK LTD           ADR               45104G104    8,887    178,283  SH                     Sole        178,283
INFOSYS TECHNOLOGIES
  LTD                  SPONSORED ADR     456788108   29,212    433,990  SH                     Sole        433,990
KB FINANCIAL GROUP INC SPONSORED ADR     48241A105    1,880     43,853  SH                     Sole         43,853
KT CORP                SPONSORED ADR     48268K101   41,943  2,050,000  SH                     Sole      2,050,000
LG DISPLAY CO LTD      SPONS ADR REP     50186V102    5,349    306,700  SH                     Sole        125,482
LONGTOP FINL
  TECHNOLOGIES LT      ADR               54318P108    4,938    125,482  SH                     Sole        306,700
MINDRAY MEDICAL INTL
  LTD                  SPON ADR          602675100   85,277  2,883,904  SH                     Sole      2,883,904
MITSUBISHI UFJ FINL
  GROUP IN             SPONSORED ADR     606822104    1,603    346,200  SH                     Sole        346,200
NETEASE COM INC        SPONSORED ADR     64110W102   88,156  2,235,200  SH                     Sole      2,235,200
NEW ORIENTAL ED &
  TECH GRP I           SPON ADR          647581107  105,150  1,077,575  SH                     Sole      1,077,575
POSCO                  SPONSORED ADR     693483109    4,308     37,800  SH                     Sole         37,800
P T TELEKOMUNIKASI
  INDONESIA            SPONSORED ADR     715684106   98,931  2,396,014  SH                     Sole      2,396,014
SINA CORP              ORD               G81477104   42,333    836,950  SH                     Sole        836,950
SK TELECOM LTD         SPONSORED ADR     78440P108   67,512  3,864,441  SH                     Sole      3,864,441
TAIWAN SEMICONDUCTOR
  MFG LTD              SPONSORED ADR     874039100   87,046  8,584,441  SH                     Sole      8,584,441